400 Howard Street P.O.Box 7101 San Francisco, CA 94105 Tel +1 415 670 7987 Fax +1 415 618 5462 Edward.Baer@blackrock.com

July 23, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 1, 2013 to the prospectuses for the funds listed in Appendix A. The purpose of this filing is to submit the 497 dated July 1, 2013 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.

Appendix A

iShares Asia Developed Real Estate ETF

iShares Cohen & Steers REIT ETF

iShares Dow Jones U.S. ETF

iShares Europe Developed Real Estate ETF

iShares High Dividend ETF

iShares Human Rights ETF

iShares Industrial/Office Real Estate Capped ETF

iShares International Developed Real Estate ETF

iShares International Select Dividend ETF

iShares Morningstar Large-Cap ETF

iShares Morningstar Large-Cap Growth ETF

iShares Morningstar Large-Cap Value ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETF

iShares Morningstar Small-Cap Value ETF

iShares Mortgage Real Estate Capped ETF

iShares MSCI KLD 400 Social ETF

iShares MSCI USA ESG Select ETF

iShares North America Real Estate ETF

iShares Real Estate 50 ETF

iShares Residential Real Estate Capped ETF

iShares Retail Real Estate Capped ETF

iShares Select Dividend ETF

iShares Transportation Average ETF

iShares U.S. Aerospace & Defense ETF

iShares U.S. Basic Materials ETF

iShares U.S. Broker-Dealers ETF

iShares U.S. Consumer Goods ETF

iShares U.S. Consumer Services ETF

iShares U.S. Energy ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Healthcare ETF

iShares U.S. Healthcare Providers ETF

iShares U.S. Home Construction ETF

iShares U.S. Industrials ETF

iShares U.S. Insurance ETF

iShares U.S. Medical Devices ETF

iShares U.S. Oil & Gas Exploration & Production ETF

iShares U.S. Oil Equipment & Services ETF

iShares U.S. Pharmaceuticals ETF

iShares U.S. Real Estate ETF

iShares U.S. Regional Banks ETF

iShares U.S. Technology ETF

iShares U.S. Telecommunications ETF

iShares U.S. Utilities ETF